STOCK OPTION PLANS (Details)	12 Months Ended
Sep. 30, 2016 $ / shares shares
No. of Options Issued | shares	14,750,000
Weighted Average Contractual Life (Years)	6 years 11 months 27 days
2013 Share Incentive Plan [Member]
Issued Date	May 29, 2014
No. of Options Issued | shares	12,750,000
Exercise Price	$ 0.15
Share Price on Grant Date	$ 0.18
Expiry Date	May 29, 2024
Remaining Contractual Life(Years)	7 years 8 months 1 day
2013 Share Incentive Plan One [Member]
Issued Date	May 29, 2014
No. of Options Issued | shares	2,000,000
Exercise Price	$ 0.20
Share Price on Grant Date	$ 0.18
Expiry Date	May 29, 2019
Remaining Contractual Life(Years)	2 years 8 months 1 day